Capital Leases Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Capital Leases Payable [Abstract]
Capital Leases Payable

Note 8 – Capital Leases Payable

Capital lease obligation consisted of the following:

		June 30, 2016	December 31, 2015

(i)	Capital lease obligation to a financing company for a term of five (5) years, collateralized by equipment, with interest at 10.0% per annum, with principal and interest due and payable in monthly installments of $383.10	$5,204	$6,619

	Less current maturities	(3,524)	(3,524)

	Capital lease obligation, net of current maturities	1,680	3,095

	TOTAL CAPITAL LEASE OBLIGATION	$5,204	$6,619

The capital leases mature as follows:

2016:	$3,095
2017:	$2,109

Note 8 – Capital Leases Payable

Capital lease obligation consisted of the following:

	December 31, 2015	December 31, 2014

(i) Capital lease obligation to a financing company for a term of five (5) years, collateralized by equipment, with interest at 10.0% per annum, with principal and interest due and payable in monthly installments of $383.10	$6,619	$21,861

Less current maturities	(3,524)	(3,524)

Capital lease obligation, net of current maturities	3,095	18,337

TOTAL CAPITAL LEASE OBLIGATION, net of current maturities	$6,619	$21,861

The capital leases mature as follows:

2016:	$3,095
2017:	$3,095